33. Financial instruments and risk management (Details 3) R$ in Thousands, $ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)		Dec. 31, 2018 USD ($)
Assets
Recoverable taxes	R$ 174,142		R$ 95,873
Deposits	1,968,355		1,612,295
Total assets	15,298,446		10,378,266
Liabilities
Loans and financing	2,543,039		1,103,206
Suppliers	1,286,275		1,403,815
Foreign Exchange Rate Risk [Member]
Assets
Cash, equivalents, short-term investments and restricted cash	1,035,802		963,973
Trade receivables	202,363		148,538
Recoverable taxes	5,312
Deposits	1,126,609		885,804
Derivative assets	147,469
Other assets			352,437
Total assets	2,517,555		2,350,752
Liabilities
Loans and financing	(7,831,116)		(5,576,835)
Leases			(640,660)
Suppliers	(462,636)		(903,287)
Derivatives	(20,350)		(409,662)
Operating leases	(6,007,973)		(271,485)
Total liabilities	(14,322,075)		(7,801,929)
Foreign currency exposure	(11,804,517)		(5,451,177)
Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases			(7,135,784)	[1]
Future commitments resulting from firm aircraft orders	(29,600,647)		(63,235,639)
Total	(29,600,647)		(70,371,423)
Total foreign currency exposure - R$	R$ (35,356,555)		R$ (75,822,600)
Exchange rate (R$/US$)	4.0307	4.0307	3.8748		3.8748
Foreign Exchange Rate Risk [Member] | USD
Commitments not recorded in the statements of financial position
Total foreign currency exposure - R$ | $		$ (8,771,815)			$ (19,568,133)

[1]	On January 1, 2019, due to the initial adoption of IFRS 16, the obligations corresponding to the operating leases were recognized in the Company's balance sheet, as per Note 4.1.1, as well as the corresponding right of use associated with this obligation.